Consolidated statements of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Consolidated statements of profit or loss and other comprehensive income
Profit for the year/period	¥ 1,256,077	¥ 1,209,814	¥ 2,635,428	¥ 1,781,829
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(32,504)	2,914	19,128	41,198
Share of other comprehensive loss of equity-accounted investees		(1,046)
Other comprehensive income/(loss) for the year/period	(32,504)	1,868	19,128	41,198
Total comprehensive income for the year/period	1,223,573	1,211,682	2,654,556	1,823,027
Attributable to:
Equity shareholders of the Company	1,217,804	1,210,528	2,635,833	1,803,797
Non-controlling interests	5,769	1,154	18,723	19,230
Total comprehensive income for the year/period	¥ 1,223,573	¥ 1,211,682	¥ 2,654,556	¥ 1,823,027